Deposits - Composition of Deposits (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Non-interest bearing	$ 149,512,941	$ 148,724,257
NOW and money market accounts	340,180,286	323,381,170
Savings deposits	73,745,005	70,534,886
Time deposits, $250,000 or more	43,060,799	44,479,055
Other time deposits	153,653,309	166,285,420
Total deposits	$ 760,152,340	$ 753,404,788